Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based on:		(in thousands)
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($) (1)(3)(5)	Average Summary Compensation Table Total for non-PEO NEOs ($) (2)	Average Compensation Actually Paid to non-PEO NEOs ($)(2)(4)(5)	TSR ($) (6)	Peer Group TSR ($) (6)	Net Loss ($)	Company Selected Measure (CSM) - Net Product Revenue ($)
2022	4,588,810	30,375,480	3,580,510	17,466,190	206.35	113.65	(1,131,156)	894,329
2021	10,176,685	17,514,345	5,918,910	10,714,290	147.24	126.45	(852,824)	662,138
2020	7,818,164	17,306,949	4,240,550	6,617,560	112.85	126.42	(858,281)	361,520

(1)	For 2022, our PEO was Yvonne L. Greenstreet, MBChB, MBA. For 2021 and 2020, our PEO was John M. Maraganore, Ph.D.

(2)
For 2022, our
non-PEO
NEOs were
Akshay K. Vaishnaw, Jeffrey V. Poulton, Pushkal P. Garg, M.D., and Indrani L. Franchini, J.D.
For 2021, our
non-PEO
NEOs were Dr. Greenstreet, Dr. Vaishnaw, Mr. Poulton, and Mr. Tanguler. For 2020, our
non-PEO
NEOs were Dr. Greenstreet, Dr. Vaishnaw, Mr. Poulton, Laurie B. Keating, and Barry E. Greene.

(3)	Following is a summary of the adjustments made to PEO compensation as reported in the Summary Compensation Table to determine PEO CAP as reported in this table:

	2022	2021	2020
Total Compensation Reported in SCT	4,588,810	10,176,685	7,818,164
LESS: the grant date fair value of equity awards granted in the year indicated	(2,498,790)	(7,861,410)	(5,746,295)
ADD: the year-end fair value of outstanding and unvested equity awards granted in the year indicated (a)	18,073,160	9,100,080	14,001,000
ADD: the change in fair value of equity awards granted years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) (a)	6,436,300	2,419,780	953,260
ADD: the change in fair value of equity awards granted years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) (a)	3,776,000	3,679,210	280,820
Total (Net) Adjustments	30,375,480	17,514,345	17,306,949

(a)
We determined the
year-end
fair value of PSUs for the year indicated, if the achievement of the performance condition for the PSU was not probable, as defined under applicable accounting guidance, then we assigned a fair value of $0.

(4)	Following is a summary of the adjustments made to average non-PEO NEO compensation as reported in the Summary Compensation Table to determine average non-PEO NEO CAP as reported in this table:

	2022	2021	2020
Average Total Compensation Reported in SCT	3,580,510	5,918,910	4,240,550
LESS: the grant date fair value of equity awards granted in the year indicated	(2,548,800)	(4,891,560)	(3,113,250)
ADD: the year-end fair value of outstanding and unvested equity awards granted in the year indicated (a)	11,045,880	6,583,990	4,670,300
ADD: the change in fair value of equity awards granted years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) (a)	3,343,110	962,260	450,100
ADD: the change in fair value of equity awards granted years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) (a)	2,045,490	2,140,690	369,860
Total (Net) Adjustments	17,466,190	10,714,290	6,617,560

(a)
We determined the
year-end
fair value of PSUs for the year indicated, if the achievement of the performance condition for the PSU was not probable, as defined under applicable accounting guidance, then we assigned a fair value of $0.

(5)
In calculating CAP reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. We did not report a change in pension benefit values for any of the years reflected in the table, and therefore adjustments to pension benefit values were not included in calculating CAP reflected in these columns, because we do not sponsor, maintain or contribute to a defined benefit pension plan.

(6)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form
10-K
for the year ended December 31, 2022 pursuant to Item 201(e) of Regulation
S-K:
Nasdaq Biotechnology
Total Return
Index (
X
NBI).

Company Selected Measure Name	NetProductRevenue
Named Executive Officers, Footnote [Text Block]	Akshay K. Vaishnaw, Jeffrey V. Poulton, Pushkal P. Garg, M.D., and Indrani L. Franchini, J.D.	Dr. Greenstreet, Dr. Vaishnaw, Mr. Poulton, and Mr. Tanguler.	Dr. Greenstreet, Dr. Vaishnaw, Mr. Poulton, Laurie B. Keating, and Barry E. Greene.
Peer Group Issuers, Footnote [Text Block]	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form
10-K
for the year ended December 31, 2022 pursuant to Item 201(e) of Regulation
S-K:
Nasdaq Biotechnology
Total Return
Index (
X
	NBI).
PEO Total Compensation Amount	$ 4,588,810	$ 10,176,685	$ 7,818,164
PEO Actually Paid Compensation Amount	$ 30,375,480	17,514,345	17,306,949
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	Following is a summary of the adjustments made to PEO compensation as reported in the Summary Compensation Table to determine PEO CAP as reported in this table:

	2022	2021	2020
Total Compensation Reported in SCT	4,588,810	10,176,685	7,818,164
LESS: the grant date fair value of equity awards granted in the year indicated	(2,498,790)	(7,861,410)	(5,746,295)
ADD: the year-end fair value of outstanding and unvested equity awards granted in the year indicated (a)	18,073,160	9,100,080	14,001,000
ADD: the change in fair value of equity awards granted years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) (a)	6,436,300	2,419,780	953,260
ADD: the change in fair value of equity awards granted years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) (a)	3,776,000	3,679,210	280,820
Total (Net) Adjustments	30,375,480	17,514,345	17,306,949

(a)
We determined the
year-end
fair value of PSUs for the year indicated, if the achievement of the performance condition for the PSU was not probable, as defined under applicable accounting guidance, then we assigned a fair value of $0.

Non-PEO NEO Average Total Compensation Amount	$ 3,580,510	5,918,910	4,240,550
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,466,190	10,714,290	6,617,560
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	Following is a summary of the adjustments made to average non-PEO NEO compensation as reported in the Summary Compensation Table to determine average non-PEO NEO CAP as reported in this table:

	2022	2021	2020
Average Total Compensation Reported in SCT	3,580,510	5,918,910	4,240,550
LESS: the grant date fair value of equity awards granted in the year indicated	(2,548,800)	(4,891,560)	(3,113,250)
ADD: the year-end fair value of outstanding and unvested equity awards granted in the year indicated (a)	11,045,880	6,583,990	4,670,300
ADD: the change in fair value of equity awards granted years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) (a)	3,343,110	962,260	450,100
ADD: the change in fair value of equity awards granted years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) (a)	2,045,490	2,140,690	369,860
Total (Net) Adjustments	17,466,190	10,714,290	6,617,560

(a)
We determined the
year-end
fair value of PSUs for the year indicated, if the achievement of the performance condition for the PSU was not probable, as defined under applicable accounting guidance, then we assigned a fair value of $0.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 206.35	147.24	112.85
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (1,131,156,000)	$ (852,824,000)	$ (858,281,000)
Company Selected Measure Amount	894,329,000	662,138,000	361,520,000
PEO Name	Yvonne L. Greenstreet	John M. Maraganore	John M. Maraganore
PEO [Member] | the grant date fair value of equity awards granted in the year indicated [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,498,790)	$ (7,861,410)	$ (5,746,295)
PEO [Member] | the yearend fair value of outstanding and unvested equity awards granted in the year indicated (a) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,073,160	9,100,080	14,001,000
PEO [Member] | the change in fair value of equity awards granted years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) (a) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,436,300	2,419,780	953,260
PEO [Member] | the change in fair value of equity awards granted years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) (a) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,776,000	3,679,210	280,820
Non-PEO NEO [Member] | the grant date fair value of equity awards granted in the year indicated [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,548,800)	(4,891,560)	(3,113,250)
Non-PEO NEO [Member] | the yearend fair value of outstanding and unvested equity awards granted in the year indicated (a) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,045,880	6,583,990	4,670,300
Non-PEO NEO [Member] | the change in fair value of equity awards granted years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) (a) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,343,110	962,260	450,100
Non-PEO NEO [Member] | the change in fair value of equity awards granted years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) (a) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,045,490	$ 2,140,690	$ 369,860